SUBSEQUENT EVENTS (Narrative) (Details) ¥ in Millions, $ in Millions	1 Months Ended
	Oct. 30, 2018 USD ($)	Oct. 30, 2018 CNY (¥)	Oct. 26, 2018 USD ($)	Aug. 28, 2018 USD ($)	Aug. 28, 2018 CNY (¥)
Business Acquisition, Percentage of Voting Interests Acquired				30.00%	30.00%
Scenario, Forecast [Member]
Payments to Acquire Businesses, Gross			$ 150.0
Hui Yue Finance Leasing Ningbo Co Ltd [Member] | Scenario, Forecast [Member] | Restatement Adjustment [Member]
Business Acquisition, Percentage of Voting Interests Acquired			15.00%
Payments to Acquire Businesses, Gross	$ 3.0	¥ 20
Hui Yue Finance Leasing Ningbo Co Ltd [Member] | Scenario, Forecast [Member] | Previously Reported [Member]
Business Acquisition, Percentage of Voting Interests Acquired			30.00%
Subsequent Event [Member]
Payments to Acquire Businesses, Gross				$ 45.3	¥ 300